SCHEDULE OF DERIVATIVE LIABILITIES (Details) (Parenthetical) - shares	Jun. 30, 2024	Jan. 05, 2024	Dec. 31, 2023
Number of warrants issued		2,750,001
Platinum Point Capital, LLC [Member]
Number of warrants issued	25,000		25,000